Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 537,401	$ 469,399	$ 291,954
Balance (in shares)	41,304,649
Share-based compensation	$ 4,650	3,217	3,057
Repurchase of common stock	(17,935)
Changes in unrealized gain on cash flow hedges		(1,468)	424
Net proceeds from equity offering			38,909
Preferred dividends	(3,660)	(3,400)	(3,400)
Common dividends	(45,079)	(47,154)
Net Income (Loss)	133,006	116,808	138,454
Balance	$ 607,642	$ 537,401	469,399
Balance (in shares)	40,455,240	41,304,649
Redeemable Preferred Stock
Balance	$ 37,043
Extinguishment of redeemable preferred stock	(739)
Balance	27,782	$ 37,043
Redeemable Preferred Stock
Redeemable Preferred Stock
Balance	$ 37,043	$ 37,043	$ 37,043
Balance (in shares)	40,000	40,000	40,000
Repayment of redeemable preferred stock	$ (10,000)
Repayment of redeemable preferred stock (in shares)	(10,000)
Extinguishment of redeemable preferred stock	$ 739
Balance	$ 27,782	$ 37,043	$ 37,043
Balance (in shares)	30,000	40,000	40,000
Common Stock
Balance	$ 433	$ 426	$ 364
Balance (in shares)	41,304,000	40,626,000	34,363,000
Issue of common stock	$ 7	$ 7	$ 14
Issue of common stock (in shares)	707,000	678,000	1,419,000
Repurchase of common stock (in shares)	(1,556,000)
Net proceeds from equity offering (in shares)			4,844,000
Net proceeds from equity offering			$ 48
Balance	$ 440	$ 433	$ 426
Balance (in shares)	40,455,000	41,304,000	40,626,000
Additional paid-in capital
Balance	$ 471,216	$ 468,006	$ 426,102
Issue of common stock	(7)	(7)	(14)
Share-based compensation	4,650	3,217	3,057
Repurchase of common stock	(47)
Net proceeds from equity offering			38,861
Balance	475,812	471,216	468,006
Accumulated other comprehensive income / (loss)
Balance		1,468	1,044
Changes in unrealized gain on cash flow hedges		(1,468)	424
Balance			1,468
Treasury stock
Balance	(15,636)	(15,636)	(15,636)
Repurchase of common stock	(17,888)
Balance	(33,524)	(15,636)	(15,636)
Retained Earnings / (Accumulated
Balance	81,388	15,135	(119,920)
Preferred dividends	(3,660)	(3,400)	(3,400)
Common dividends	(45,079)	(47,154)
Net Income (Loss)	133,006	116,808	138,454
Balance	164,914	$ 81,388	$ 15,135
Redeemable Preferred Stock
Extinguishment of redeemable preferred stock	$ (739)